Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,481,000
Previously Paid Amount	0.00
Total Fee Amount	226.74
Total Offset Amount	0.00
Net Fee	226.74
Narrative - Max Aggregate Offering Price	$ 1,481,000
Final Prospectus	true